ASSETS HELD FOR SALE - Narrative (Details) $ in Millions	2 Months Ended	3 Months Ended
	Feb. 26, 2026 USD ($) MW	Sep. 30, 2025 USD ($) MW	Dec. 31, 2025 USD ($)
47 MW United States Hydroelectric Assets
Assets Held For Sale [Line Items]
Hydroelectric power capacity | MW		45
Proceeds, net of transaction costs		$ 51
Revaluation surplus			$ 24
47 MW United States Hydroelectric Assets | Brookfield Renewable And Institutional Partners
Assets Held For Sale [Line Items]
Proceeds, net of transaction costs		$ 125
Revaluation surplus			$ 64
132 MW Portfolio Operating solar And Wind | Other disposals of assets
Assets Held For Sale [Line Items]
Proceeds, net of transaction costs	$ 57
132 MW Portfolio Operating solar And Wind | Brookfield Renewable And Institutional Partners | Other disposals of assets
Assets Held For Sale [Line Items]
Hydroelectric power capacity | MW	132
Proceeds, net of transaction costs	$ 89